INVESTMENTS IN PORTFOLIO FUNDS (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financial information for each of portfolio funds
Total Assets	$ 60,768,672	$ 78,347,255
Total Liabilities	1,328,250	7,439,327
Total partners' capital	59,440,422	70,907,928	118,738,015	170,829,040
NET PROFIT (LOSS)	8,290,580	(6,729,942)	(11,730,378)
Maximum
Financial information for each of portfolio funds
Single investment threshold as a percentage of partners' capital	5.00%	5.00%
Portfolio funds
Financial information for each of portfolio funds
Total Assets	1,409,976,493	1,457,700,111
Total Liabilities	76,828,200	93,572,869
Total partners' capital	1,333,148,293	1,364,127,242
Income (Loss)	252,707,817	88,033,249
Commissions	(3,166,400)	(4,119,445)
Expenses	(83,313,516)	(63,941,829)
NET PROFIT (LOSS)	166,227,901	19,971,975
Winton
Financial information for each of portfolio funds
Total Assets	1,030,271,728	1,020,224,000
Total Liabilities	49,186,671	41,874,595
Total partners' capital	981,085,057	978,349,405
Income (Loss)	169,525,630	103,641,490
Commissions	(1,182,808)	(1,310,913)
Expenses	(63,893,716)	(45,457,244)
NET PROFIT (LOSS)	104,449,106	56,873,333
Aspect
Financial information for each of portfolio funds
Total Assets	160,883,084	183,265,769
Total Liabilities	13,082,365	16,048,274
Total partners' capital	147,800,719	167,217,495
Income (Loss)	42,916,804	(4,832,079)
Commissions	(562,521)	(837,585)
Expenses	(9,186,371)	(10,054,553)
NET PROFIT (LOSS)	33,167,912	(15,724,217)
Transtrend
Financial information for each of portfolio funds
Total Assets	77,843,044	99,784,514
Total Liabilities	4,857,981	13,453,024
Total partners' capital	72,985,063	86,331,490
Income (Loss)	16,067,593	1,839,764
Commissions	(573,907)	(802,619)
Expenses	(3,152,986)	(3,351,128)
NET PROFIT (LOSS)	12,340,700	(2,313,983)
BlueTrend
Financial information for each of portfolio funds
Total Assets	91,645,985	132,688,240
Total Liabilities	5,126,658	18,852,244
Total partners' capital	86,519,327	113,835,996
Income (Loss)	10,068,569	(11,341,547)
Commissions	(530,630)	(815,030)
Expenses	(3,183,394)	(4,414,133)
NET PROFIT (LOSS)	6,354,545	(16,570,710)
Lynx
Financial information for each of portfolio funds
Total Assets	49,332,652
Total Liabilities	4,574,525
Total partners' capital	44,758,127
Income (Loss)	14,668,003
Commissions	(218,706)
Expenses	(3,616,591)
NET PROFIT (LOSS)	10,832,706
Man AHL
Financial information for each of portfolio funds
Total Assets		21,737,588
Total Liabilities		3,344,732
Total partners' capital		18,392,856
Income (Loss)	(538,782)	(1,274,379)
Commissions	(97,828)	(353,298)
Expenses	(280,458)	(664,771)
NET PROFIT (LOSS)	$ (917,068)	$ (2,292,448)